Statement of comprehensive income (Parenthetical)	12 Months Ended
Jun. 30, 2021
Sasol Chevron Holdings Limited
Statement
Proportion of equity interest disposed of	50.00%
Gemini HDPE LLC
Statement
Proportion of equity interest disposed of	50.00%
Etame Marin block offshore Gabon
Statement
Proportion of equity interest disposed of	27.80%
Block DE-8 offshore Gabon
Statement
Proportion of equity interest disposed of	40.00%
Base Chemicals | Lake Charles Chemicals Project
Statement
Proportion of equity interest disposed of	50.00%